united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report
March 31, 2022

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, as compared to its benchmark:

				Annualized
			Annualized	Since Inception
	Six Months	One Year	Five Years	(12/31/2012)
Persimmon Long Short Fund - Class I	3.30%	9.11%	5.12%	4.28%
HFRX Equity Hedge Index **	2.35%	8.92%	4.23%	3.88%
S&P 500 Total Return Index ***	5.92%	15.65%	15.99%	15.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on March 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2022 are 2.06% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2023, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	89.1%
Short-Term Investment	6.0%
Exchanged-Traded Fund	2.7%
Other Assets In Excess of Liabilities	2.2%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc.	$13,577
230	Omnicom Group, Inc.	19,523
		33,100
	AEROSPACE & DEFENSE - 1.5%
558	Boeing Company(a)	106,857
240	General Dynamics Corporation	57,883
364	Howmet Aerospace, Inc.	13,082
48	Huntington Ingalls Industries, Inc.	9,573
234	L3Harris Technologies, Inc.	58,142
230	Lockheed Martin Corporation	101,522
174	Northrop Grumman Corporation	77,816
1,536	Raytheon Technologies Corporation	152,173
45	Teledyne Technologies, Inc.(a)	21,268
253	Textron, Inc.	18,818
46	TransDigm Group, Inc.(a)	29,971
		647,105
	APPAREL & TEXTILE PRODUCTS - 0.5%
340	Hanesbrands, Inc.	5,063
1,239	NIKE, Inc., Class B	166,719
75	PVH Corporation	5,746
52	Ralph Lauren Corporation	5,899
310	Tapestry, Inc.	11,517
234	Under Armour, Inc., Class A(a)	3,983
244	Under Armour, Inc., Class C(a)	3,797
344	VF Corporation	19,559
		222,283
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	32,739
120	BlackRock, Inc.	91,700
1,157	Charles Schwab Corporation (The)	97,547
264	Franklin Resources, Inc.	7,371
392	Invesco Ltd.	9,040
186	Raymond James Financial, Inc.	20,443

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	ASSET MANAGEMENT - 0.7% (Continued)
217	T Rowe Price Group, Inc.	$32,808
		291,648
	AUTOMOTIVE - 2.3%
235	Aptiv plc(a)	28,132
198	BorgWarner, Inc.	7,702
3,772	Ford Motor Company	63,785
1,149	General Motors Company(a)	50,257
765	Tesla, Inc.(a)	824,365
		974,241
	BANKING - 3.5%
7,503	Bank of America Corporation	309,273
2,039	Citigroup, Inc.	108,883
442	Citizens Financial Group, Inc.	20,036
147	Comerica, Inc.	13,293
730	Fifth Third Bancorp	31,419
183	First Republic Bank	29,664
1,082	Huntington Bancshares, Inc.	15,819
2,980	JPMorgan Chase & Company	406,233
1,054	KeyCorporation	23,589
139	M&T Bank Corporation	23,561
471	People’s United Financial, Inc.	9,415
442	PNC Financial Services Group, Inc. (The)	81,527
975	Regions Financial Corporation	21,704
49	SVB Financial Group(a)	27,413
1,321	Truist Financial Corporation	74,901
1,389	US Bancorp	73,825
3,798	Wells Fargo & Company	184,051
173	Zions Bancorp	11,342
		1,465,948
	BEVERAGES - 1.3%
175	Brown-Forman Corporation, Class B	11,729
3,879	Coca-Cola Company (The)	240,497
162	Constellation Brands, Inc., Class A	37,312
179	Molson Coors Beverage Company, Class B	9,555

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	BEVERAGES - 1.3% (Continued)
395	Monster Beverage Corporation(a)	$31,561
1,355	PepsiCo, Inc.	226,800
		557,454
	BIOTECH & PHARMA - 5.1%
1,693	AbbVie, Inc.	274,452
577	Amgen, Inc.	139,530
452	AstraZeneca plc - ADR	29,986
155	Biogen, Inc.(a)	32,643
2,195	Bristol-Myers Squibb Company	160,301
762	Eli Lilly & Company	218,214
1,166	Gilead Sciences, Inc.	69,319
232	Incyte Corporation(a)	18,425
2,708	Johnson & Johnson	479,939
2,403	Merck & Company, Inc.	197,166
240	Organon & Company	8,383
136	Perrigo Company plc	5,226
5,243	Pfizer, Inc.	271,430
80	Regeneron Pharmaceuticals, Inc.(a)	55,874
258	Vertex Pharmaceuticals, Inc.(a)	67,330
718	Viatris, Inc.	7,812
359	Zoetis, Inc.	67,704
		2,103,734
	CABLE & SATELLITE - 0.7%
140	Charter Communications, Inc., Class A(a)	76,373
4,450	Comcast Corporation, Class A	208,349
216	DISH Network Corporation, Class A(a)	6,836
		291,558
	CHEMICALS - 1.6%
224	Air Products and Chemicals, Inc.	55,980
103	Albemarle Corporation	22,778
92	Avery Dennison Corporation	16,005
119	Celanese Corporation	17,002
239	CF Industries Holdings, Inc.	24,631
764	Corteva, Inc.	43,915

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	CHEMICALS - 1.6% (Continued)
723	Dow, Inc.	$46,070
676	DuPont de Nemours, Inc.	49,740
126	Eastman Chemical Company	14,120
244	Ecolab, Inc.	43,081
132	FMC Corporation	17,367
101	International Flavors & Fragrances, Inc.	13,264
506	Linde PLC	161,631
228	LyondellBasell Industries N.V., Class A	23,443
362	Mosaic Company (The)	24,073
241	PPG Industries, Inc.	31,588
252	Sherwin-Williams Company (The)	62,904
		667,592
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	31,478
211	Republic Services, Inc.	27,958
114	Robert Half International, Inc.	13,017
210	Rollins, Inc.	7,361
410	Waste Management, Inc.	64,984
		144,798
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	25,788
143	Vulcan Materials Company	26,269
		52,057
	CONTAINERS & PACKAGING - 0.3%
1,530	Amcor plc	17,335
345	Ball Corporation	31,050
392	International Paper Company	18,091
94	Packaging Corporation of America	14,674
158	Sealed Air Corporation	10,580
314	Westrock Company	14,767
		106,497
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	29,211

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	DATA CENTER REIT - 0.2% (Continued)
82	Equinix, Inc.	$60,812
		90,023
	DIVERSIFIED INDUSTRIALS - 1.3%
582	3M Company	86,648
151	Dover Corporation	23,692
364	Eaton Corp PLC	55,241
611	Emerson Electric Company	59,909
1,155	General Electric Company	105,683
728	Honeywell International, Inc.	141,654
296	Illinois Tool Works, Inc.	61,982
154	Pentair plc	8,348
		543,157
	E-COMMERCE DISCRETIONARY - 3.4%
415	Amazon.com, Inc.(a)	1,352,880
740	eBay, Inc.	42,372
120	Etsy, Inc.(a)	14,914
		1,410,166
	ELECTRIC UTILITIES - 2.4%
691	AES Corporation (The)	17,779
279	Alliant Energy Corporation	17,432
277	Ameren Corporation	25,972
540	American Electric Power Company, Inc.	53,876
521	CenterPoint Energy, Inc.	15,963
327	CMS Energy Corporation	22,870
298	Consolidated Edison, Inc.	28,215
341	Constellation Energy Corporation	19,181
745	Dominion Energy, Inc.	63,303
204	DTE Energy Company	26,971
685	Duke Energy Corporation	76,487
399	Edison International	27,970
214	Entergy Corporation	24,985
241	Evergy, Inc.	16,470
382	Eversource Energy	33,689
1,024	Exelon Corporation	48,773

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
621	FirstEnergy Corporation	$28,479
1,908	NextEra Energy, Inc.	161,626
238	NRG Energy, Inc.	9,130
108	Pinnacle West Capital Corporation	8,435
815	PPL Corporation	23,276
561	Public Service Enterprise Group, Inc.	39,270
311	Sempra Energy	52,285
1,131	Southern Company (The)	82,008
346	WEC Energy Group, Inc.	34,534
574	Xcel Energy, Inc.	41,426
		1,000,405
	ELECTRICAL EQUIPMENT - 1.0%
140	A O Smith Corporation	8,945
96	Allegion plc	10,539
218	AMETEK, Inc.	29,033
584	Amphenol Corporation, Class A	44,004
729	Carrier Global Corporation	33,439
316	Fortive Corporation	19,254
810	Johnson Controls International plc	53,112
193	Keysight Technologies, Inc.(a)	30,488
397	Otis Worldwide Corporation	30,549
103	Rockwell Automation, Inc.	28,843
95	Roper Technologies, Inc.	44,862
321	TE Connectivity Ltd.	42,045
249	Trane Technologies plc	38,022
126	Vontier Corporation	3,199
		416,334
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	18,467
155	Quanta Services, Inc.	20,399
86	Technip Energies N.V. - ADR(a)	1,041
		39,907
	ENTERTAINMENT CONTENT - 1.0%
831	Activision Blizzard, Inc.	66,571

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
163	Discovery, Inc. - Series A(a)	$4,062
352	Discovery, Inc. - Series C(a)	8,789
319	Electronic Arts, Inc.	40,357
339	Fox Corporation, Class A	13,374
154	Fox Corporation - Class B	5,587
122	Take-Two Interactive Software, Inc.(a)	18,756
459	ViacomCBS, Inc., Class B	17,355
1,908	Walt Disney Company (The)(a)	261,702
		436,553
	FOOD - 0.8%
177	Campbell Soup Company	7,889
524	Conagra Brands, Inc.	17,591
649	General Mills, Inc.	43,950
168	Hershey Company (The)	36,394
279	Hormel Foods Corporation	14,380
118	J M Smucker Company (The)	15,978
269	Kellogg Company	17,348
635	Kraft Heinz Company (The)	25,013
139	Lamb Weston Holdings, Inc.	8,327
262	McCormick & Company, Inc.	26,148
1,397	Mondelez International, Inc., Class A	87,703
321	Tyson Foods, Inc., Class A	28,771
		329,492
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation(a)	1,165

	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	33,271
132	Atmos Energy Corporation	15,773
372	NiSource, Inc.	11,830
		60,874
	HEALTH CARE FACILITIES & SERVICES - 2.9%
157	AmerisourceBergen Corporation	24,289
252	Anthem, Inc.	123,787

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.9% (Continued)
291	Cardinal Health, Inc.	$16,500
164	Catalent, Inc.(a)	18,188
657	Centene Corporation(a)	55,313
325	Cigna Corporation	77,873
1,386	CVS Health Corporation	140,277
88	DaVita, Inc.(a)	9,954
257	HCA Healthcare, Inc.	64,409
142	Henry Schein, Inc.(a)	12,381
135	Humana, Inc.	58,748
174	IQVIA Holdings, Inc.(a)	40,231
95	Laboratory Corp of America Holdings(a)	25,048
190	McKesson Corporation	58,165
130	Quest Diagnostics, Inc.	17,792
918	UnitedHealth Group, Inc.	468,152
76	Universal Health Services, Inc., Class B	11,016
		1,222,123
	HEALTH CARE REIT - 0.2%
527	Healthpeak Properties, Inc.	18,092
373	Ventas, Inc.	23,036
410	Welltower, Inc.	39,417
		80,545
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	4,768
421	Newell Brands, Inc.	9,014
58	Whirlpool Corporation	10,020
		23,802
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	20,415
109	Fortune Brands Home & Security, Inc.	8,097
287	Lennar Corporation, Class A	23,295
287	Masco Corporation	14,637
64	Mohawk Industries, Inc.(a)	7,949
3	NVR, Inc.(a)	13,402

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	HOME CONSTRUCTION - 0.2% (Continued)
213	PulteGroup, Inc.	$8,925
		96,720
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	13,582

	HOUSEHOLD PRODUCTS - 1.4%
272	Church & Dwight Company, Inc.	27,031
139	Clorox Company (The)	19,325
826	Colgate-Palmolive Company	62,636
222	Estee Lauder Companies, Inc. (The), Class A	60,455
314	Kimberly-Clark Corporation	38,672
2,385	Procter & Gamble Company (The)	364,428
		572,547
	INDUSTRIAL REIT - 0.3%
364	Duke Realty Corporation	21,134
694	Prologis, Inc.	112,066
		133,200
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	32,670
66	United Rentals, Inc.(a)	23,444
41	WW Grainger, Inc.	21,147
		77,261
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corporation	102,497
401	Crown Castle International Corporation	74,025
110	SBA Communications Corporation	37,851
		214,373
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
922	Bank of New York Mellon Corporation (The)	45,759
118	Cboe Global Markets, Inc.	13,502
387	CME Group, Inc.	92,052
326	Goldman Sachs Group, Inc. (The)	107,613
588	Intercontinental Exchange, Inc.	77,687
1,418	Morgan Stanley	123,932

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.3% (Continued)
117	Nasdaq, Inc.	$20,849
231	Northern Trust Corporation	26,900
384	State Street Corporation	33,454
		541,748
	INSURANCE - 3.8%
795	Aflac, Inc.	51,190
356	Allstate Corporation (The)	49,310
753	American International Group, Inc.	47,266
220	Aon plc, Class A	71,639
164	Arthur J Gallagher & Company	28,634
67	Assurant, Inc.	12,183
2,072	Berkshire Hathaway, Inc., Class B(a)	731,230
464	Chubb Ltd.	99,250
237	Cincinnati Financial Corporation	32,223
38	Everest Re Group Ltd.	11,452
111	Globe Life, Inc.	11,167
396	Hartford Financial Services Group, Inc. (The)	28,437
173	Lincoln National Corporation	11,307
259	Loews Corporation	16,788
532	Marsh & McLennan Companies, Inc.	90,663
806	MetLife, Inc.	56,646
227	Principal Financial Group, Inc.	16,664
652	Progressive Corporation (The)	74,321
407	Prudential Financial, Inc.	48,095
293	Travelers Companies, Inc. (The)	53,540
226	Unum Group	7,121
219	W R Berkley Corporation	14,583
134	Willis Towers Watson plc	31,653
		1,595,362
	INTERNET MEDIA & SERVICES - 5.8%
284	Alphabet, Inc., Class A(a)	789,904
273	Alphabet, Inc., Class C(a)	762,487
41	Booking Holdings, Inc.(a)	96,286
121	Expedia Group, Inc.(a)	23,676

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	INTERNET MEDIA & SERVICES - 5.8% (Continued)
2,304	Meta Platforms, Inc., Class A(a)	$512,317
463	Netflix, Inc.(a)	173,435
730	Twitter, Inc.(a)	28,244
96	VeriSign, Inc.(a)	21,356
		2,407,705
	LEISURE FACILITIES & SERVICES - 1.3%
369	Carnival Corporation(a)	7,461
23	Chipotle Mexican Grill, Inc.(a)	36,387
113	Darden Restaurants, Inc.	15,023
38	Domino’s Pizza, Inc.	15,466
284	Hilton Worldwide Holdings, Inc.(a)	43,094
343	Las Vegas Sands Corporation(a)	13,332
127	Live Nation Entertainment, Inc.(a)	14,940
258	Marriott International, Inc., Class A(a)	45,344
707	McDonald’s Corporation	174,827
475	MGM Resorts International	19,922
210	Norwegian Cruise Line Holdings Ltd.(a)	4,595
166	Royal Caribbean Cruises Ltd.(a)	13,907
1,246	Starbucks Corporation	113,349
92	Wynn Resorts Ltd.(a)	7,336
319	Yum! Brands, Inc.	37,811
		562,794
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	11,960

	MACHINERY - 0.9%
581	Caterpillar, Inc.	129,458
323	Deere & Company	134,195
140	Flowserve Corporation	5,026
73	IDEX Corporation	13,996
342	Ingersoll Rand, Inc.	17,220
109	Parker-Hannifin Corporation	30,930
51	Snap-on, Inc.	10,479
136	Stanley Black & Decker, Inc.	19,011

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	MACHINERY - 0.9% (Continued)
186	Xylem, Inc.	$15,858
		376,173
	MEDICAL EQUIPMENT & DEVICES - 4.0%
1,715	Abbott Laboratories	202,987
44	ABIOMED, Inc.(a)	14,575
299	Agilent Technologies, Inc.	39,567
70	Align Technology, Inc.(a)	30,520
487	Baxter International, Inc.	37,762
297	Becton Dickinson and Company	79,002
21	Bio-Rad Laboratories, Inc., Class A(a)	11,828
1,472	Boston Scientific Corporation(a)	65,195
48	Cooper Companies, Inc.	20,044
615	Danaher Corporation	180,398
214	Dentsply Sirona, Inc.	10,533
94	DexCom, Inc.(a)	48,090
681	Edwards Lifesciences Corporation(a)	80,167
249	Hologic, Inc.(a)	19,128
79	IDEXX Laboratories, Inc.(a)	43,218
157	Illumina, Inc.(a)	54,856
342	Intuitive Surgical, Inc.(a)	103,175
1,329	Medtronic plc	147,453
23	Mettler-Toledo International, Inc.(a)	31,583
111	PerkinElmer, Inc.	19,365
139	ResMed, Inc.	33,709
83	STERIS plc	20,067
335	Stryker Corporation	89,562
45	Teleflex, Inc.	15,967
395	Thermo Fisher Scientific, Inc.	233,306
61	Waters Corporation(a)	18,934
74	West Pharmaceutical Services, Inc.	30,393
204	Zimmer Biomet Holdings, Inc.	26,092
20	Zimvie, Inc.(a)	457
		1,707,933

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	$66,502
880	Newmont Corporation	69,916
		136,418
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	6,979

	OFFICE REIT - 0.1%
118	Alexandria Real Estate Equities, Inc.	23,748
139	Boston Properties, Inc.	17,903
32	Orion Office REIT, Inc.	448
68	SL Green Realty Corporation	5,520
		47,619
	OIL & GAS PRODUCERS - 3.1%
372	APA Corporation	15,375
1,850	Chevron Corporation	301,235
1,271	ConocoPhillips	127,099
411	Coterra Energy, Inc.	11,085
376	Devon Energy Corporation	22,233
160	Diamondback Energy, Inc.	21,933
102	DT Midstream, Inc.	5,535
573	EOG Resources, Inc.	68,319
4,422	Exxon Mobil Corporation	365,212
270	Hess Corporation	28,901
152	HF Sinclair Corporation(a)	6,057
1,871	Kinder Morgan, Inc.	35,381
777	Marathon Oil Corporation	19,510
637	Marathon Petroleum Corporation	54,464
850	Occidental Petroleum Corporation	48,229
436	ONEOK, Inc.	30,795
424	Phillips 66	36,629
162	Pioneer Natural Resources Company	40,505
398	Valero Energy Corporation	40,413
1,200	Williams Companies, Inc. (The)	40,092
		1,319,002

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	$23,630
865	Halliburton Company	32,758
390	NOV, Inc.	7,648
1,377	Schlumberger N.V.	56,884
431	TechnipFMC plc(a)	3,340
		124,260
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	6,777
101	News Corporation, Class B	2,275
		9,052
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	30,202

	RESIDENTIAL REIT - 0.4%
137	AvalonBay Communities, Inc.	34,027
334	Equity Residential	30,033
64	Essex Property Trust, Inc.	22,111
117	Mid-America Apartment Communities, Inc.	24,506
311	UDR, Inc.	17,842
		128,519
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	225,733
225	Dollar General Corporation	50,092
247	Dollar Tree, Inc.(a)	39,557
900	Kroger Company (The)	51,633
455	Target Corporation	96,560
881	Walgreens Boots Alliance, Inc.	39,442
1,263	Walmart, Inc.	188,086
		691,103
	RETAIL - DISCRETIONARY - 1.9%
63	Advance Auto Parts, Inc.	13,038
23	AutoZone, Inc.(a)	47,025
216	Bath & Body Works, Inc.	10,325
213	Best Buy Company, Inc.	19,362

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	RETAIL - DISCRETIONARY - 1.9% (Continued)
152	CarMax, Inc.(a)	$14,665
226	Gap, Inc. (The)	3,182
149	Genuine Parts Company	18,777
1,006	Home Depot, Inc. (The)	301,126
767	Lowe’s Companies, Inc.	155,080
75	O’Reilly Automotive, Inc.(a)	51,372
356	Ross Stores, Inc.	32,204
1,188	TJX Companies, Inc. (The)	71,969
114	Tractor Supply Company	26,604
61	Ulta Beauty, Inc.(a)	24,291
72	Victoria’s Secret & Company(a)	3,698
		792,718
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	8,423
425	Kimco Realty Corporation	10,498
329	Realty Income Corporation	22,800
155	Regency Centers Corporation	11,058
323	Simon Property Group, Inc.	42,494
		95,273
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	25,289
151	Public Storage	58,932
		84,221
	SEMICONDUCTORS - 4.8%
909	Advanced Micro Devices, Inc.(a)	99,390
531	Analog Devices, Inc.	87,711
984	Applied Materials, Inc.	129,691
410	Broadcom, Inc.	258,169
3,816	Intel Corporation	189,121
37	IPG Photonics Corporation(a)	4,061
153	KLA Corporation	56,007
135	Lam Research Corporation	72,577
432	Microchip Technology, Inc.	32,460
942	Micron Technology, Inc.	73,372

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	SEMICONDUCTORS - 4.8% (Continued)
2,356	NVIDIA Corporation	$642,859
111	Qorvo, Inc.(a)	13,775
1,140	QUALCOMM, Inc.	174,215
161	Skyworks Solutions, Inc.	21,458
161	Teradyne, Inc.	19,035
899	Texas Instruments, Inc.	164,949
		2,038,850
	SOFTWARE - 7.9%
441	Adobe, Inc.(a)	200,928
150	Akamai Technologies, Inc.(a)	17,909
83	ANSYS, Inc.(a)	26,365
224	Autodesk, Inc.(a)	48,014
261	Cadence Design Systems, Inc.(a)	42,924
303	Cerner Corporation	28,349
121	Citrix Systems, Inc.	12,209
130	Fortinet, Inc.(a)	44,426
246	Intuit, Inc.	118,287
7,444	Microsoft Corporation	2,295,059
581	NortonLifeLock, Inc.	15,408
2,082	Oracle Corporation	172,244
771	Salesforce, Inc.(a)	163,699
169	ServiceNow, Inc.(a)	94,114
135	Synopsys, Inc.(a)	44,991
40	Tyler Technologies, Inc.(a)	17,796
		3,342,722
	SPECIALTY FINANCE - 0.5%
643	American Express Company	120,242
431	Capital One Financial Corporation	56,586
286	Discover Financial Services	31,514
541	Synchrony Financial	18,832
		227,174
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	17,510

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	STEEL - 0.1%
304	Nucor Corporation	$45,190

	TECHNOLOGY HARDWARE - 8.0%
16,418	Apple, Inc.	2,866,747
204	Arista Networks, Inc.(a)	28,352
4,461	Cisco Systems, Inc.	248,745
752	Corning, Inc.	27,756
61	F5, Inc.(a)	12,746
149	Garmin Ltd.	17,673
1,288	Hewlett Packard Enterprise Company	21,522
1,352	HP, Inc.	49,078
342	Juniper Networks, Inc.	12,709
161	Motorola Solutions, Inc.	38,994
217	NetApp, Inc.	18,011
217	Seagate Technology Holdings plc	19,508
302	Western Digital Corporation(a)	14,994
165	Xerox Holdings Corporation	3,328
51	Zebra Technologies Corporation, Class A(a)	21,099
		3,401,262
	TECHNOLOGY SERVICES - 4.5%
643	Accenture plc, Class A	216,840
435	Automatic Data Processing, Inc.	98,980
115	Broadridge Financial Solutions, Inc.	17,907
142	CDW Corporation	25,402
524	Cognizant Technology Solutions Corporation, Class A	46,987
249	DXC Technology Company(a)	8,125
114	Equifax, Inc.	27,029
615	Fidelity National Information Services, Inc.	61,758
568	Fiserv, Inc.(a)	57,595
82	FleetCor Technologies, Inc.(a)	20,423
88	Gartner, Inc.(a)	26,176
280	Global Payments, Inc.	38,315
897	International Business Machines Corporation	116,628
80	Jack Henry & Associates, Inc.	15,764

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	TECHNOLOGY SERVICES - 4.5% (Continued)
179	Kyndryl Holdings, Inc.(a)	$2,348
124	Leidos Holdings, Inc.	13,394
39	MarketAxess Holdings, Inc.	13,268
855	Mastercard, Inc., Class A	305,561
166	Moody’s Corporation	56,010
83	MSCI, Inc.	41,739
344	Nielsen Holdings plc	9,371
311	Paychex, Inc.	42,442
1,093	PayPal Holdings, Inc.(a)	126,405
294	S&P Global, Inc.	120,589
170	Verisk Analytics, Inc.	36,487
1,637	Visa, Inc., Class A	363,038
411	Western Union Company (The)	7,702
		1,916,283
	TELECOMMUNICATIONS - 1.0%
7,017	AT&T, Inc.	165,812
1,036	Lumen Technologies, Inc.	11,676
424	T-Mobile US, Inc.(a)	54,420
3,977	Verizon Communications, Inc.	202,588
		434,496
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	27,629

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	99,014
1,586	Philip Morris International, Inc.	148,989
		248,003
	TRANSPORTATION & LOGISTICS - 1.7%
124	Alaska Air Group, Inc.(a)	7,193
442	American Airlines Group, Inc.(a)	8,067
282	Canadian Pacific Railway Ltd.	23,276
134	CH Robinson Worldwide, Inc.	14,433
2,331	CSX Corporation	87,296
620	Delta Air Lines, Inc.(a)	24,533

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
179	Expeditors International of Washington, Inc.	$18,466
221	FedEx Corporation	51,137
89	JB Hunt Transport Services, Inc.	17,870
253	Norfolk Southern Corporation	72,161
94	Old Dominion Freight Line, Inc.	28,076
534	Southwest Airlines Company(a)	24,457
646	Union Pacific Corporation	176,494
244	United Airlines Holdings, Inc.(a)	11,312
706	United Parcel Service, Inc., Class B	151,409
		716,180
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	30,561
356	PACCAR, Inc.	31,354
178	Westinghouse Air Brake Technologies Corporation	17,118
		79,033
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	55,239
526	Sysco Corporation	42,948
		98,187
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	22,083
268	LKQ Corporation	12,170
39	Pool Corporation	16,491
		50,744

	TOTAL COMMON STOCKS (Cost $23,590,734)	37,632,548

	EXCHANGE-TRADED FUND — 2.7%
	EQUITY - 2.7%
2,478	SPDR S&P 500 ETF Trust	1,119,164

	TOTAL EXCHANGE-TRADED FUND (Cost $597,882)	1,119,164

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.0%
	MONEY MARKET FUND - 6.0%
2,538,592	First American Government Obligations Fund, Class X, 0.18% (Cost $2,538,592)(c)	$2,538,592

	TOTAL INVESTMENTS - 97.8% (Cost $26,727,208)	$41,290,304
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	931,208
	NET ASSETS - 100.0%	$42,221,512

OPEN FUTURES CONTRACTS

Number of			Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(d)	Appreciation
34	CME E-Mini Standard & Poor’s 500 Index Future	06/17/2022	$7,702,275	$36,800

	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

ASSETS
Investment securities, at cost	$26,727,208
Investment securities, at fair value	$41,290,304
Segregated cash at broker	946,410
Dividends and interest receivable	27,249
Unrealized appreciation on futures contracts	36,800
Prepaid expenses	6,488
TOTAL ASSETS	42,307,251

LIABILITIES
Investment advisory fees payable, net	43,831
Payable to related parties	32,927
Accrued expenses and other liabilities	8,981
TOTAL LIABILITIES	85,739
NET ASSETS	$42,221,512

COMPOSITION OF NET ASSETS:
Paid in capital	$32,585,457
Accumulated Earnings	9,636,055
NET ASSETS	$42,221,512

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$42,221,512
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,455,692
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.22

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

INVESTMENT INCOME
Dividends	$280,375
Interest	407
TOTAL INVESTMENT INCOME	280,782

EXPENSES
Advisory fees	260,118
Administrative services fees	45,568
Transfer agent fees	24,694
Accounting services fees	16,572
Broker margin interest expense	11,177
Compliance officer fees	10,871
Audit fees	9,375
Legal fees	7,673
Trustees fees and expenses	7,320
Printing and postage expenses	5,984
Registration fees	5,808
Custodian fees	2,740
Third party administrative services fees	182
Other expenses	1,992
TOTAL EXPENSES	410,074

NET INVESTMENT LOSS	(129,292)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	10,906
Futures contracts	(543,895)
Net Realized Loss	(532,989)

Net change in unrealized appreciation (depreciation) on:
Investments	2,123,898
Futures contracts	(341,800)
Net Change in Unrealized Appreciation	1,782,098

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,249,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,119,817

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(129,292)	$(256,072)
Net realized loss from investments and futures contracts	(532,989)	(3,108,459)
Net change in unrealized appreciation on investments and futures contracts	1,782,098	7,596,676
Net increase in net assets resulting from operations	1,119,817	4,232,145

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	4,156,243	863,436
Payments for shares redeemed:
Class I	(433,027)	(992,314)
Net increase (decrease) from shares of beneficial interest transactions	3,723,216	(128,878)

NET INCREASE IN NET ASSETS	4,843,033	4,103,267

NET ASSETS
Beginning of Period	37,378,479	33,275,212
End of Period	$42,221,512	$37,378,479

SHARE ACTIVITY
Class I:
Shares Sold	328,753	79,553
Shares Redeemed	(35,003)	(87,820)
Net increase (decrease) in shares of beneficial interest outstanding	293,750	(8,267)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2022		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$11.82		$10.50		$10.08	$11.18	$11.23	$10.41
Income (loss) from investment operations:
Net investment loss (1)	(0.04)		(0.08)		(0.10)	(0.13)	(0.31)	(0.28)
Net realized and unrealized gain (loss) (2)	0.44		1.40		0.64	(0.63)	0.93	1.10
Total from investment operations	0.40		1.32		0.54	(0.76)	0.62	0.82
Less distributions from:
Net realized gains	—		—		(0.12)	(0.34)	(0.67)	—
Total distributions	—		—		(0.12)	(0.34)	(0.67)	—
Net asset value, end of period	$12.22		$11.82		$10.50	$10.08	$11.18	$11.23
Total return (3)	3.38	% (8)(9)	12.57	% (8)	5.47%	(6.72)%	5.80%	7.88%
Net assets, at end of period (000s)	$42,222		$37,378		$33,275	$28,549	$31,633	$23,079
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	1.97	% (10)	2.07%		2.44%	2.85%	3.88%	4.17%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	1.97	% (10)	2.15%		2.57%	2.90%	3.69%	3.86%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.62	)% (10)	(0.62)%		(0.85)%	(1.20)%	(2.96)%	(2.97)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.62	)% (10)	(0.70)%		(0.98)%	(1.24)%	(2.78)%	(2.66)%
Portfolio Turnover Rate	0	% (9)	6%		227%	326%	263%	86%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.92	% (10)	2.01%	2.36%	2.53%	2.93%	3.09%
Net expenses to average net assets	1.92	% (10)	2.09%	2.49%	2.58%	2.75%	2.78%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$37,632,548	$—	$—	$37,632,548
Exchange-Traded Fund	1,119,164	—	—	1,119,164
Short-Term Investment	2,538,592	—	—	2,538,592
Total	$41,290,304	$—	$—	$41,290,304
Derivatives*
Futures Contracts	$36,800	$—	$—	$36,800
Total	$36,800	$—	$—	$36,800

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2019-2021 or expected to be taken in the Fund’s 2022 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $918 and $4,619, respectively.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2021 through March 31, 2022.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

Segregated Cash at Broker – The Fund, as of March 31, 2022, has $946,410 of cash on hand at the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2022, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2022:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$36,800

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized loss on futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2022:

			Change in unrealized
		Realized loss on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$(543,895)	$(341,800)

There were no offsetting arrangements as of March 31, 2022.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. served as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. Prior to January 1, 2021, the Fund paid the Advisor at an annual rate of 1.75% of the Fund’s average daily net assets. For the six months ended March 31, 2022, the advisory fees incurred by the Fund amounted to $260,118. On September 7, 2021, the Board approved a new investment advisor agreement between the Fund and Dakota Wealth Management, LLC. (“Subsequent Advisor”) in anticipation of a proxy vote set to close in Quarter 4 of 2021. Under the new advisor agreement there were no changes to the advisor fee or operating expense limitation.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2023, to ensure that Total Annual Fund Operating Expenses (exclusive of any front- end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. Prior to January 1, 2021, the Advisor contractually agreed to waive all or part of its advisory fees or absorb expenses so that the total annual operating expenses did not exceed 2.49% of the Fund’s average daily net assets. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2022, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2022, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, management services for the Fund on an ad-hoc basis. fees from the Fund. provides EDGAR conversion and filing services as well as print For the provision of these services, Blu Giant receives customary

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2022, are as follows:

Cost for Federal Tax purposes	$26,719,959
Unrealized Appreciation	14,804,273
Unrealized Depreciation	(233,928)
Tax Net Unrealized Appreciation	$14,570,345

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$—	$—
Long-Term Capital Gain	—	351,118
Return of Capital	—	96
	$—	$351,214

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(3,394,908)	$(535,301)	$—	$12,446,447	$8,516,238

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $184,540.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $3,210,368.

At September 30, 2021, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$535,301	$—	$535,301	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2021 as follows:

Accumulated
Paid in Capital	Earning/(Losses)
$(270,064)	$270,064

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, Charles Schwab was the record owner of 28.25% of the outstanding shares and Pershing was the record owners of 71.75%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Effective October 15, 2021, shareholders of the Fund approved Dakota Wealth, LLC (“Dakota”) as adviser to the Fund. There was no change in the Advisory Fee or Operating Expense Limitation Agreement in relation to this change of control.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2022

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2021 and ended March 31, 2022.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Expenses	Annualized Expense Ratio ** 10/1/2021 - 3/31/2022	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period 10/1/2021 - 3/31/2022
Class I	1.92%	$1,000.00	$1,033.00	$9.71
Hypothetical Expenses	Annualized Expense Ratio ** 10/1/2021 - 3/31/2022	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period * 10/1/2021 - 3/31/2022
Class I	1.92%	$1,000.00	$1,015.38	$9.62

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

SHAREHOLDER MEETING

The Board held a Special Meeting of the Shareholders of the Fund on October 15, 2021 for the purpose of approving a new investment advisory agreement with Dakota Wealth, LLC, the Fund’s proposed new investment adviser (the “Investment Advisory Agreement”).

At the close of business September 3, 2021, the record date for the Special Meeting of Shareholders, there were 3,161,943 outstanding shares of beneficial interest of the Fund.

Accordingly, shares represented in person and by proxy at the Special Meeting equaled 73.98% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund

With respect to approval of the Investment Advisory Agreement the following votes were cast:

For Approval	Against Approval	Abstained
2,339,348	0	0

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Persimmon-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (a) Not applicable to open-end investment companies.

(b) Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/8/22